Basis of Presentation and General Information, textuals (Details)	12 Months Ended
	Dec. 31, 2012 item	Jan. 12, 2007 item	Jun. 03, 2008 IPO [Member]
General Information [Abstract]
Entity Incorporation, Date of Incorporation	Dec. 11, 2007
Entity Incorporation, State Country Name	Republic of The Marshall Islands
Sale Of Stock Number Of Shares Sold In Transaction			10,000,000
Percentage Of Ownership In Subsidiaries		100.00%
Number of subsidiaries owned by the entity	35	19
Number of drybulk vessels	24
Number Of Newbuild Vessels	6
Number of additional offerings	3
Number Of Second Hand Vessels	1